VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Austria: 0.2%
8,576		Erste Group Bank AG	$312,738	0.2

		Brazil: 2.1%
468,621		Magazine Luiza SA	674,233	0.4
91,038	(1)	Rede D'Or Sao Luiz SA	958,365	0.5
118,136		Suzano SA	1,370,919	0.8
26,481	(2)	XP, Inc.	797,078	0.4
			3,800,595	2.1

		Canada: 7.2%
39,700		Canadian Pacific Railway Ltd. - US	3,276,838	1.8
780		Constellation Software, Inc./Canada	1,333,328	0.7
9,460		Definity Financial Corp.	241,617	0.2
2,244	(2)	Shopify, Inc.	1,516,854	0.8
20,603		Sun Life Financial, Inc.	1,150,334	0.6
26,963	(2)	TELUS International CDA, Inc.	666,446	0.4
26,120		TMX Group Ltd.	2,686,485	1.5
15,956		Waste Connections, Inc.	2,229,053	1.2
			13,100,955	7.2

		China: 7.1%
23,538	(2)	Alibaba Group Holding Ltd. BABA ADR	2,560,934	1.4
8,484	(2)	Baidu, Inc. ADR	1,122,433	0.6
119,700	(2)	BTG Hotels Group Co. Ltd. - A Shares	429,764	0.3
285,100		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,445,248	0.8
119,750	(1),(2)	JD Health International, Inc. - H Shares	717,015	0.4
1,657	(2)	JD.com, Inc. - Class A	47,084	0.0
7,382	(2)	Kanzhun Ltd. ADR	183,886	0.1
4,089		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,101,584	0.6
235,340		NARI Technology Co. Ltd. - A Shares	1,159,715	0.6
141,100		Shandong Pharmaceutical Glass Co. Ltd.	587,977	0.3
66,900		Shenzhen Inovance Technology Co. Ltd. - A Shares	597,331	0.3
33,200		Tencent Holdings Ltd.	1,530,332	0.9
46,800	(2)	Trip.com Group Ltd. ADR	1,082,016	0.6
54,000	(1),(2)	Wuxi Biologics Cayman, Inc.	428,793	0.2
			12,994,112	7.1

		Cyprus: 0.0%
5,115		TCS Group Holding PLC GDR	18,158	0.0

		Denmark: 0.7%
3,379	(2)	Genmab A/S	1,220,336	0.7

		France: 9.1%
3,082		Air Liquide SA	539,180	0.3
2,997		Alstom SA	70,127	0.0
20,381		Dassault Aviation SA	3,218,524	1.8
19,818		EssilorLuxottica SA	3,624,546	2.0
2,466		Kering SA	1,556,862	0.9
1,113		LVMH Moet Hennessy Louis Vuitton SE	794,463	0.4
29,386		Sanofi	3,004,430	1.6
31,067		Thales S.A.	3,890,716	2.1
			16,698,848	9.1

		Germany: 5.8%
16,030		Bayer AG	1,096,443	0.6
13,449		Beiersdorf AG	1,412,879	0.8
11,061		Deutsche Boerse AG	1,991,111	1.1
143,189		Deutsche Telekom AG	2,666,785	1.5
37,932	(2)	Evotec AG	1,141,480	0.6
10,012		Infineon Technologies AG	338,708	0.2
12,021		Knorr-Bremse AG	921,499	0.5
1,959	(2)	Morphosys AG	53,088	0.0
35,849	(1),(2)	TeamViewer AG	529,398	0.3
9,291	(1),(2)	Zalando SE	470,445	0.2
			10,621,836	5.8

		Hong Kong: 1.8%
320,200		AIA Group Ltd.	3,343,492	1.8

		India: 5.1%
208,567	(2)	Axis Bank Ltd.	2,076,469	1.1
106,158		Housing Development Finance Corp.	3,319,357	1.8
30,004		Kotak Mahindra Bank Ltd.	689,091	0.4
10,345		Maruti Suzuki India Ltd.	1,026,607	0.6
1,287,911		NTPC Ltd.	2,284,095	1.2
			9,395,619	5.1

		Indonesia: 2.2%
4,711,600		Bank Central Asia Tbk PT	2,616,189	1.4
18,060,400		Sarana Menara Nusantara Tbk PT	1,345,492	0.8
			3,961,681	2.2

		Italy: 1.6%
168,934		Banca Mediolanum SpA	1,435,534	0.8
6,535		DiaSorin SpA	1,020,728	0.5
52,697	(2),(3)	Ermenegildo Zegna Holditalia SpA	555,953	0.3
			3,012,215	1.6

		Japan: 14.5%
36,900		Chugai Pharmaceutical Co., Ltd.	1,231,295	0.7
61,800		Daiichi Sankyo Co., Ltd.	1,349,526	0.7
4,100		Daikin Industries Ltd.	744,576	0.4
2,800		Disco Corp.	782,985	0.4
60,800		Fujitsu General Ltd.	1,183,025	0.7
4,500		Hikari Tsushin, Inc.	511,588	0.3
13,700		Hoshizaki Corp.	939,818	0.5
25,200		Kansai Paint Co., Ltd.	404,561	0.2

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
23,500		Murata Manufacturing Co., Ltd.	$1,548,011	0.8
90,900	(3)	Nippon Telegraph & Telephone Corp.	2,641,000	1.4
61,400		NTT Data Corp.	1,206,650	0.7
76,900		Otsuka Holdings Co. Ltd.	2,656,725	1.5
68,700		Outsourcing, Inc.	707,868	0.4
41,200		Pan Pacific International Holdings Corp.	659,222	0.4
61,700		Persol Holdings Co. Ltd.	1,382,469	0.8
49,300		Seven & I Holdings Co., Ltd.	2,350,486	1.3
24,600		Shimadzu Corp.	846,105	0.5
6,200		Shiseido Co., Ltd.	313,153	0.2
14,400		Sony Group Corp.	1,481,410	0.8
41,300		Stanley Electric Co., Ltd.	780,869	0.4
28,600		Suzuki Motor Corp.	980,128	0.5
392,100		Z Holdings Corp.	1,695,084	0.9
			26,396,554	14.5

		Netherlands: 7.8%
263	(1),(2)	Adyen NV	520,926	0.3
35,808		Akzo Nobel NV	3,076,723	1.7
6,568		ASML Holding NV	4,388,905	2.4
50,602		Koninklijke Philips NV	1,543,050	0.8
4,605		NXP Semiconductor NV - NXPI - US	852,293	0.5
62,862		Prosus NV	3,390,030	1.9
4,222	(1),(2)	Shop Apotheke Europe NV	382,658	0.2
			14,154,585	7.8

		Philippines: 0.4%
37,615		SM Investments Corp.	660,779	0.4

		Portugal: 2.0%
199,753		Galp Energia SGPS SA	2,525,428	1.4
49,214		Jeronimo Martins SGPS SA	1,180,647	0.6
			3,706,075	2.0

		South Africa: 0.5%
5,720		Capitec Bank Holdings Ltd.	910,969	0.5

		South Korea: 3.6%
1,184		LG Household & Health Care Ltd.	835,208	0.5
10,717		NAVER Corp.	2,978,566	1.6
47,799		Samsung Electronics Co., Ltd. 005930	2,735,201	1.5
			6,548,975	3.6

		Spain: 1.2%
18,302	(2)	Amadeus IT Group SA	1,189,968	0.6
37,817		Fluidra SA	1,094,221	0.6
			2,284,189	1.2

		Sweden: 1.8%
38,956		Assa Abloy AB	1,047,121	0.6
34,761	(3)	Essity AB	820,326	0.4
10,772	(2),(3)	Olink Holding AB ADR	190,234	0.1
79,816		Swedbank AB	1,192,103	0.7
			3,249,784	1.8

		Switzerland: 8.5%
23,796		Alcon, Inc.	1,885,260	1.0
516		Barry Callebaut AG	1,209,737	0.7
51,004		Julius Baer Group Ltd.	2,952,852	1.6
3,578		Lonza Group AG	2,592,633	1.4
31,155		Nestle SA	4,050,732	2.2
962		Partners Group	1,191,151	0.7
5,114	(1),(2)	PolyPeptide Group AG	404,585	0.2
3,182		Roche Holding AG-GENUSSCHEIN	1,258,996	0.7
			15,545,946	8.5

		Taiwan: 4.1%
361,000		Taiwan Semiconductor Manufacturing Co., Ltd.	7,405,381	4.1

		Thailand: 0.7%
664,800		CP ALL PCL - Foreign	1,295,178	0.7

		United Arab Emirates: 0.5%
267,841	(1),(2)	Network International Holdings PLC	985,175	0.5

		United Kingdom: 7.9%
43,938		AstraZeneca PLC ADR	2,914,847	1.6
299,561	(2)	boohoo Group PLC	347,037	0.2
106,352	(1),(2)	Bridgepoint Group PLC	491,077	0.3
43,079		Burberry Group PLC	940,398	0.5
6,958		Linde PLC	2,220,256	1.2
34,090		London Stock Exchange Group PLC	3,554,916	1.9
123,847		Smith & Nephew PLC	1,969,766	1.1
43,786		Unilever PLC	1,978,972	1.1
			14,417,269	7.9

		United States: 1.1%
2,000		Accenture PLC	674,460	0.4
3,528		Mastercard, Inc. - Class A	1,260,837	0.7
			1,935,297	1.1

	Total Common Stock
	(Cost $154,163,448)		177,976,741	97.5

PREFERRED STOCK: 0.2%
		Germany: 0.2%
740		Sartorius AG	326,596	0.2

	Total Preferred Stock
	(Cost $106,500)		326,596	0.2

	Total Long-Term Investments
	(Cost $154,269,948)		178,303,337	97.7

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Repurchase Agreements: 2.0%
1,000,000	(4) Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,020,000, due 02/01/36-03/01/52)	$1,000,000	0.5
765,924	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $765,930, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $781,243, due 04/05/22-04/01/52)	765,924	0.4
1,000,000	(4) MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,020,000, due 12/01/28-03/01/52)	1,000,000	0.5
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/26/22-03/20/52)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $3,765,924)	3,765,924	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
1,774,482	(5) T. Rowe Price Government Reserve Fund, 0.290%
	(Cost $1,774,482)	$1,774,482	1.0

	Total Short-Term Investments
	(Cost $5,540,406)	5,540,406	3.0

	Total Investments in Securities (Cost $159,810,354)	$183,843,743	100.7
	Liabilities in Excess of Other Assets	(1,317,641)	(0.7)
	Net Assets	$182,526,102	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	17.0%
Information Technology	15.8
Health Care	15.3
Consumer Discretionary	13.8
Industrials	12.0
Consumer Staples	9.3
Communication Services	7.7
Materials	4.2
Energy	1.4
Utilities	1.2
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Austria	$–	$312,738	$–	$312,738
Brazil	3,800,595	–	–	3,800,595
Canada	13,100,955	–	–	13,100,955
China	4,949,269	8,044,843	–	12,994,112
Cyprus	18,158	–	–	18,158
Denmark	–	1,220,336	–	1,220,336
France	–	16,698,848	–	16,698,848
Germany	–	10,621,836	–	10,621,836
Hong Kong	–	3,343,492	–	3,343,492
India	–	9,395,619	–	9,395,619
Indonesia	3,961,681	–	–	3,961,681
Italy	555,953	2,456,262	–	3,012,215
Japan	–	26,396,554	–	26,396,554
Netherlands	852,293	13,302,292	–	14,154,585
Philippines	660,779	–	–	660,779
Portugal	–	3,706,075	–	3,706,075
South Africa	–	910,969	–	910,969
South Korea	–	6,548,975	–	6,548,975
Spain	–	2,284,189	–	2,284,189
Sweden	190,234	3,059,550	–	3,249,784
Switzerland	–	15,545,946	–	15,545,946
Taiwan	–	7,405,381	–	7,405,381
Thailand	–	1,295,178	–	1,295,178
United Arab Emirates	985,175	–	–	985,175
United Kingdom	3,405,924	11,011,345	–	14,417,269
United States	1,935,297	–	–	1,935,297
Total Common Stock	34,416,313	143,560,428	–	177,976,741
Preferred Stock	–	326,596	–	326,596
Short-Term Investments	1,774,482	3,765,924	–	5,540,406
Total Investments, at fair value	$36,190,795	$147,652,948	$–	$183,843,743
Other Financial Instruments+
Forward Foreign Currency Contracts	–	84	–	84
Total Assets	$36,190,795	$147,653,032	$–	$183,843,827

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 52,591	ZAR 768,836	The Bank of New York Mellon	04/05/22	$84
				$84

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2022 (Unaudited) (Continued)

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $160,869,919.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,284,081
Gross Unrealized Depreciation	(13,899,540)
Net Unrealized Appreciation	$23,384,541